Consolidating Financial Information - Consolidating Statement of Operations and Comprehensive Income Information (Detail) - USD ($) $ in Thousands	3 Months Ended								4 Months Ended	8 Months Ended	12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Apr. 24, 2016	Dec. 31, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenues
Rental revenue											$ 746,253	$ 675,089	$ 419,239
Total revenues											869,495	765,695	467,548
Revenues	$ 216,607	$ 216,659	$ 220,390	$ 215,839	$ 214,542	$ 182,798	$ 184,456	$ 183,899				765,695	467,548
Expenses
Depreciation											266,622	260,455	220,667
Property transactions, net											20,319	34,022	4,684
Reimbursable expenses											119,531	88,254	68,063
Amortization of above market lease, net											686	686	286
Acquisition-related expenses											6,149	17,304	10,178
General and administrative											16,048	12,189	9,896
Expenses, net											429,355	412,910	313,774
Operating income											440,140	352,785	153,774
Equity in earnings of subsidiaries											0	0	0
Other income (expense)
Interest income											2,501	3,907	774
Interest expense											(215,532)	(184,175)	(116,212)
Other											(7,191)	(1,621)	(726)
Non-operating income (expense)											(220,222)	(181,889)	(116,164)
Income before income taxes												170,896	37,610
Income (Loss) from Continuing Operations before Income Taxes, Noncontrolling Interest											219,918	170,896	37,610
Provision for income taxes											(5,779)	(4,906)	(2,264)
Income (Loss) from Continuing Operations, Net of Tax, Attributable to Noncontrolling Interest										$ (5,408)	(155,220)	(124,215)
Income (Loss) from Discontinued Operations, Net of Tax, Attributable to Noncontrolling Interest										0	(22,417)	0
Net income	68,551	69,923	48,059	58,169	31,723	43,700	43,875	46,692	$ (84,383)	119,729	244,702	165,990	35,346
Unrealized gain on cash flow hedges											4,128	9,782	1,879
Comprehensive income											248,830	175,772	37,225
Eliminations
Revenues
Rental revenue												0	0
Total revenues											0
Revenues												0	0
Expenses
Depreciation											0	0	0
Property transactions, net											0	0	0
Reimbursable expenses											0	0	0
Amortization of above market lease, net											0	0	0
Acquisition-related expenses											0	0	0
General and administrative											0	0	0
Expenses, net											0	0	0
Operating income											0	0	0
Equity in earnings of subsidiaries											(476,353)	(377,372)	(171,584)
Other income (expense)
Interest income											(10,876)	0	0
Interest expense											10,876	0	0
Other											0	0	0
Non-operating income (expense)											0	0	0
Income before income taxes												(377,372)	(171,584)
Provision for income taxes												0	0
Net income												(377,372)	(171,584)
Unrealized gain on cash flow hedges												0	0
Comprehensive income												(377,372)	(171,584)
Guarantor Subsidiaries | Reportable Legal Entities
Revenues
Rental revenue												675,089	419,239
Total revenues											869,495
Revenues												765,695	467,548
Expenses
Depreciation											266,514	260,455	220,667
Property transactions, net											20,319	34,022	4,684
Reimbursable expenses											119,531	88,254	68,063
Amortization of above market lease, net											686	686	286
Acquisition-related expenses											0	0	0
General and administrative											0	0	0
Expenses, net											407,050	383,417	293,700
Operating income											462,445	382,278	173,848
Equity in earnings of subsidiaries											0	0	0
Other income (expense)
Interest income											0	0	0
Interest expense											(10,876)	0	0
Other											0	0	0
Non-operating income (expense)											(10,876)	0	0
Income before income taxes												382,278	173,848
Provision for income taxes												(4,906)	(2,264)
Net income												377,372	171,584
Unrealized gain on cash flow hedges												0	0
Comprehensive income												377,372	171,584
Operating Partnership
Revenues
Rental revenue											746,253	675,089	419,239
Total revenues											869,495	765,695	467,548
Revenues	216,607	216,659	220,390	215,839	214,542	182,798	184,456	183,899			869,495	765,695
Expenses
Depreciation											266,622	260,455	220,667
Property transactions, net											20,319	34,022	4,684
Reimbursable expenses											119,531	88,254	68,063
Amortization of above market lease, net											686	686	286
Acquisition-related expenses											6,149	17,304	10,178
General and administrative											16,048	12,189	9,896
Expenses, net											429,355	412,910	313,774
Operating income											440,140	352,785	153,774
Other income (expense)
Interest income											2,501	3,907	774
Interest expense											(215,532)	(184,175)	(116,212)
Other											(7,191)	(1,621)	(726)
Non-operating income (expense)											(220,222)	(181,889)	(116,164)
Income (Loss) from Continuing Operations before Income Taxes, Noncontrolling Interest											219,918	170,896	37,610
Provision for income taxes											(5,779)	(4,906)	(2,264)
Net income	$ 68,551	$ 69,923	$ 48,059	$ 58,169	$ 31,723	$ 43,700	$ 43,875	$ 46,692	$ (84,383)	$ 119,729	244,702	165,990	35,346
Unrealized gain on cash flow hedges											4,128	9,782	1,879
Comprehensive income											248,830	175,772	37,225
Operating Partnership | Reportable Legal Entities
Revenues
Rental revenue												0	0
Total revenues											0
Revenues												0	0
Expenses
Depreciation											108	0	0
Property transactions, net											0	0	0
Reimbursable expenses											0	0	0
Amortization of above market lease, net											0	0	0
Acquisition-related expenses											6,149	17,304	10,178
General and administrative											16,048	12,189	9,896
Expenses, net											22,305	29,493	20,074
Operating income											(22,305)	(29,493)	(20,074)
Equity in earnings of subsidiaries											476,353	377,372	171,584
Other income (expense)
Interest income											13,377	3,907	774
Interest expense											(215,532)	(184,175)	(116,212)
Other											(7,191)	(1,621)	(726)
Non-operating income (expense)											(209,346)	(181,889)	(116,164)
Income before income taxes												165,990	35,346
Provision for income taxes												0	0
Net income												165,990	35,346
Unrealized gain on cash flow hedges												9,782	1,879
Comprehensive income												175,772	37,225
Operating Partnership | Eliminations
Other income (expense)
Income (Loss) from Continuing Operations before Income Taxes, Noncontrolling Interest											(476,353)
Provision for income taxes											0
Net income											(476,353)
Unrealized gain on cash flow hedges											0
Comprehensive income											(476,353)
Operating Partnership | Guarantor Subsidiaries | Reportable Legal Entities
Other income (expense)
Income (Loss) from Continuing Operations before Income Taxes, Noncontrolling Interest											451,569
Provision for income taxes											(5,779)
Net income											476,353
Unrealized gain on cash flow hedges											0
Comprehensive income											476,353
Operating Partnership | MGM | Reportable Legal Entities
Other income (expense)
Income (Loss) from Continuing Operations before Income Taxes, Noncontrolling Interest											244,702
Provision for income taxes											0
Net income											244,702
Unrealized gain on cash flow hedges											4,128
Comprehensive income											248,830
Operating Partnership | Subsidiary Issuer | Reportable Legal Entities
Other income (expense)
Income (Loss) from Continuing Operations before Income Taxes, Noncontrolling Interest											0
Provision for income taxes											0
Net income											0
Unrealized gain on cash flow hedges											0
Comprehensive income											0
Co-Issuer | Reportable Legal Entities
Revenues
Rental revenue												0	0
Total revenues											0
Revenues												0	0
Expenses
Depreciation											0	0	0
Property transactions, net											0	0	0
Reimbursable expenses											0	0	0
Amortization of above market lease, net											0	0	0
Acquisition-related expenses											0	0	0
General and administrative											0	0	0
Expenses, net											0	0	0
Operating income											0	0	0
Equity in earnings of subsidiaries											0	0	0
Other income (expense)
Interest income											0	0	0
Interest expense											0	0	0
Other											0	0	0
Non-operating income (expense)											0	0	0
Income before income taxes												0	0
Provision for income taxes												0	0
Net income												0	0
Unrealized gain on cash flow hedges												0	0
Comprehensive income												0	0
Rental Properties
Revenues
Total revenues											746,253
Rental Properties | Eliminations
Revenues
Total revenues											0
Rental Properties | Guarantor Subsidiaries | Reportable Legal Entities
Revenues
Total revenues											746,253
Rental Properties | Operating Partnership
Other income (expense)
Income (Loss) from Continuing Operations, Net of Tax, Attributable to Noncontrolling Interest											(214,139)
Income (Loss) from Discontinued Operations, Net of Tax, Attributable to Noncontrolling Interest											(30,563)
Rental Properties | Operating Partnership | Reportable Legal Entities
Revenues
Total revenues											0
Rental Properties | Operating Partnership | Eliminations
Other income (expense)
Income (Loss) from Continuing Operations, Net of Tax, Attributable to Noncontrolling Interest											476,353
Income (Loss) from Discontinued Operations, Net of Tax, Attributable to Noncontrolling Interest											0
Rental Properties | Operating Partnership | Guarantor Subsidiaries | Reportable Legal Entities
Other income (expense)
Income (Loss) from Continuing Operations, Net of Tax, Attributable to Noncontrolling Interest											(445,790)
Income (Loss) from Discontinued Operations, Net of Tax, Attributable to Noncontrolling Interest											(30,563)
Rental Properties | Operating Partnership | MGM | Reportable Legal Entities
Other income (expense)
Income (Loss) from Continuing Operations, Net of Tax, Attributable to Noncontrolling Interest											(244,702)
Income (Loss) from Discontinued Operations, Net of Tax, Attributable to Noncontrolling Interest											0
Rental Properties | Operating Partnership | Subsidiary Issuer | Reportable Legal Entities
Other income (expense)
Income (Loss) from Continuing Operations, Net of Tax, Attributable to Noncontrolling Interest											0
Income (Loss) from Discontinued Operations, Net of Tax, Attributable to Noncontrolling Interest											0
Rental Properties | Co-Issuer | Reportable Legal Entities
Revenues
Total revenues											0
Tenant Reimbursements
Revenues
Rental revenue											123,200	90,600	48,300
Total revenues											123,242	90,606	48,309
Tenant Reimbursements | Eliminations
Revenues
Total revenues											0	0	0
Tenant Reimbursements | Guarantor Subsidiaries | Reportable Legal Entities
Revenues
Total revenues											123,242	90,606	48,309
Tenant Reimbursements | Operating Partnership
Revenues
Total revenues											123,242	90,606	48,309
Tenant Reimbursements | Operating Partnership | Reportable Legal Entities
Revenues
Total revenues											0	0	0
Tenant Reimbursements | Co-Issuer | Reportable Legal Entities
Revenues
Total revenues											$ 0	$ 0	$ 0